Cover	Jun. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2025
Entity File Number	000-55470
Entity Registrant Name	CQENS Technologies Inc.
Entity Central Index Key	0001479915
Entity Tax Identification Number	27-1521407
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5550 Nicollet Avenue
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55419
City Area Code	(612)
Local Phone Number	812-2037
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false